ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts Payable and accrued expenses consist of the following:

	2012	2011

Other payable	$364,285	$374,758
Legal, financial and consulting	177,797	123,650
Research and development	608,429	735,218

	$1,150,511	$1,233,626